Note 9 Related Party	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Note 9 Related Party	NOTE 9 – RELATED PARTY At December 31, 2012 and 2011 the Company has accrued salaries to officers and two beneficial owners of $48,650 and $47,588.